Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Pledged As Collateral [Abstract]
Assets Pledged as Collateral
8.	ASSETS PLEDGED AS COLLATERAL
The following table lists assets of the Company pledged as collateral:

	As of December 31,
	2021	2022	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Time deposit)	$811,660	$812,248	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	234,304	236,587	Science Park Bureau	Collateral for land lease
Refundable Deposits (Time deposit)	20,619	29,371	Science Park Bureau	Collateral for dormitory lease
Refundable Deposits (Time deposit)	—	64,950	National Property Administration, Ministry of Finance	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	—	8,118	Bureau of Land Administration, Tainan City Government	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	26,600	34,100	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	1,151,200	1,043,840	Bank of China and Agricultural Bank of China	Bank performance guarantee
Refundable Deposits (Time deposit)	—	459,750	CTBC Bank Singapore Branch	Collateral for letter of credit
Refundable Deposits (Bank deposit)	6,711	—	Shanghai Commercial Bank	Collateral for letter of credit
Buildings	5,014,814	4,828,597	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

	As of December 31,
	2021	2022	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Machinery and equipment	25,189,533	14,066,044	Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Transportation equipment	1,802	592	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Furniture and fixtures	161,604	46,823	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Right-of-use assets	280,697	278,230	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$32,899,544	$21,909,250